Revenue - Summary of a Reconciliation of Deferred Revenue Balances to Invoiced Billings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue [abstract]
Balance, beginning of year	$ 160,182	$ 142,604
Billings	232,113	138,362
Acquired	15,487	0
Revenue recognized	(197,311)	(120,784)
Balance, end of year	210,471	160,182
Less: current portion	(133,852)	(93,303)
Non-current contract liabilities	$ 76,619	$ 66,879